Warrant - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 22, 2022	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock, Par or stated value per share				$ 0.05	$ 0.05
Class of warrant or right, Exercise price of warrants or rights	$ 18.375
Adjustments to additional paid in capital, Warrant issued		$ 748
Common Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock, Par or stated value per share		$ 0.05
Underwriter [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Feb. 17, 2023
Class of Warrant or Right, Date till which Warrants or Rights Exercisable	Feb. 17, 2025
Underwriter [Member] | Common Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock, Par or stated value per share	$ 0.05
Percentage of exercise price to public offering price			150.00%
Class of warrant or right, Number of securities called by warrants or rights	29,400
Underwriter [Member] | Common Class A [Member] | IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Percentage of Securities Called by Warrants or Rights			1.00%
Common stock, Par or stated value per share			$ 0.05
Shares issued, Price per share			$ 12.25